UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6083

Name of Registrant:	Vanguard Ohio Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1:	Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund Schedule of Investments August 31, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.2%)

Akron OH Bath & Copley Joint Township Hosp. Dist.
Rev. (Summa Health Systems) VRDO	3.420%	9/7/06 LOC	10,500	10,500
[1] Akron OH Income Tax Rev. (Community Learning
Center) TOB VRDO	3.450%	9/7/06 (3)	4,355	4,355
Anderson Township OH BAN	4.750%	6/14/07	7,000	7,053
Butler County OH BAN	4.000%	9/21/06	4,500	4,503
Butler County OH BAN	4.500%	9/21/06	4,000	4,002
[1]Butler County OH Waterworks Rev. TOB PUT	3.450%	9/7/06 (2)	2,550	2,550
[1]Cincinnati OH City School Dist. GO TOB VRDO	3.450%	9/7/06 (4)	7,600	7,600
[1]Cincinnati OH City School Dist. GO TOB VRDO	3.460%	9/7/06 (4)	8,000	8,000
[1]Cincinnati OH Water System Rev. TOB VRDO	3.450%	9/7/06	2,000	2,000
[1]Cleveland OH Airport System Rev. TOB VRDO	3.490%	9/7/06 (4)	1,500	1,500
Cleveland OH Airport System Rev. VRDO	3.430%	9/7/06 (4)	2,500	2,500
[1]Cleveland OH GO TOB VRDO	3.440%	9/7/06 (3)	3,035	3,035
Cleveland OH State Univ. Rev. VRDO	3.400%	9/7/06 (3)	14,200	14,200
Cleveland OH Water Works Rev. VRDO	3.400%	9/7/06 (4)	2,500	2,500
Cleveland-Cuyahoga County OH Port Auth. Rev.
(Museum of Art) VRDO	3.400%	9/7/06	5,000	5,000
Cleveland-Cuyahoga County OH Port Auth. Rev.
(Museum of Art) VRDO	3.410%	9/7/06	10,000	10,000
Clinton County OH Hosp. Rev. (Memorial Hosp.)
VRDO	3.410%	9/7/06 LOC	5,915	5,915
Clinton County OH Hosp. Rev. (Memorial Hosp.)
VRDO	3.580%	9/7/06 LOC	23,000	23,000
[1] Columbus OH City School Dist. School Fac.
[1] Construction & Improvement GO TOB VRDO	3.440%	9/7/06 (4)	2,745	2,745
[1] Columbus OH City School Dist. School Fac.
[1] Construction & Improvement GO TOB VRDO	3.450%	9/7/06 (4)	8,210	8,210
Columbus OH GO VRDO	3.370%	9/7/06	5,000	5,000
Columbus OH Sewer VRDO	3.410%	9/7/06	7,700	7,700
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic
Foundation) VRDO	3.660%	9/1/06	3,900	3,900
Delaware City OH BAN	4.750%	5/10/07	4,570	4,602
Delaware County OH BAN	4.750%	6/13/07	3,600	3,629
Delaware County OH Port Auth. Econ. Dev. Rev.
(Columbus Zoological Park) VRDO	3.460%	9/7/06 LOC	5,850	5,850
Delaware County OH Port Auth. Econ. Dev. Rev.
(Columbus Zoological Park) VRDO	3.460%	9/7/06 LOC	5,850	5,850
Franklin County OH Health Care Fac. Rev.
(Improvement Presbyterian) VRDO	3.420%	9/7/06 LOC	3,905	3,905
Franklin County OH Hosp. Rev. (Children's
Hosp.) VRDO	3.420%	9/7/06 (3)	11,855	11,855
[1] Franklin County OH Hosp. Rev. (Doctors OhioHealth)
TOB VRDO	3.450%	9/7/06	34,380	34,380
Franklin County OH Hosp. Rev. (OhioHealth Corp.)
VRDO	3.390%	9/7/06 (2)	13,000	13,000
Franklin County OH Hosp. Rev. (OhioHealth Corp.)
VRDO	3.400%	9/7/06 LOC	7,600	7,600
Franklin County OH Hosp. Rev. (Trinity Health Credit
Group) VRDO	3.400%	9/7/06 (3)	5,100	5,100
Green City OH BAN	4.750%	7/17/07	7,480	7,540
Grove City OH BAN	4.500%	12/6/06	7,723	7,746
Grove City OH Street Infrastructure Construction &
Improvement Notes	4.500%	12/6/06	8,327	8,349
Hamilton County OH Hosp. Fac. Rev. (Health Alliance
of Greater Cincinnati) VRDO	3.350%	9/7/06 (1)	3,725	3,725
[1] Hamilton County OH Sewer System Rev. TOB PUT	3.450%	9/7/06 (1)	5,480	5,480
[1] Hilliard OH School Dist. TOB PUT	3.450%	9/7/06 (1)	8,595	8,595
Huron County OH Hosp. Fac. Rev. (Fisher-Titus
Medical Center) VRDO	3.430%	9/7/06 LOC	10,000	10,000
Independence OH BAN	4.500%	5/7/07	4,500	4,524
Kent OH BAN	4.000%	10/19/06	3,000	3,004
Kent State Univ. Ohio VRDO	3.410%	9/7/06 (1)	6,300	6,300
Lakewood OH BAN	4.500%	10/12/06	2,050	2,052
[1] Lakota OH Local School Dist. TOB VRDO	3.440%	9/7/06 (3)	16,510	16,510
Lebanon OH BAN	4.000%	9/19/06	4,500	4,502
[1] Licking County OH Joint Vocational School Dist.
1 TOB VRDO	3.440%	9/7/06 (1)	2,085	2,085
[1] Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) TOB VRDO	3.460%	9/7/06	4,995	4,995
[1] Marysville OH Exempt Village School Dist. TOB VRDO	3.440%	9/7/06 (1)	5,395	5,395
[1] Marysville OH Exempt Village School Dist. TOB VRDO	3.440%	9/7/06 (1)	4,890	4,890
Marysville OH WasteWater Treatment System Rev.
BAN	4.500%	12/21/06	10,000	10,033
Mason OH BAN	4.750%	5/24/07	1,900	1,914
Mason OH BAN	4.750%	6/28/07	2,350	2,370
Mason OH BAN	4.750%	7/5/07	2,250	2,267
Mason OH City School Dist. BAN	4.500%	2/8/07	4,450	4,473
Montgomery County OH Rev. (Catholic Health
Initiatives) VRDO	3.410%	9/7/06	20,100	20,100
Montgomery County OH Rev. (Catholic Health
Initiatives) VRDO	3.410%	9/7/06	7,500	7,500
Montgomery County OH Rev. (Catholic Health
Initiatives) VRDO	3.460%	9/7/06	13,435	13,435
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.)
VRDO	3.430%	9/1/06 LOC	3,980	3,980
[1] Ohio Building Auth. Rev. (Administration Building
[1] Fund) TOB VRDO	3.450%	9/7/06 (4)	3,205	3,205
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/07 (2)(Prere.)	5,375	5,490
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/07 (2)(Prere.)	5,485	5,603
[1] Ohio Common Schools GO TOB VRDO	3.440%	9/7/06	11,135	11,135
[1] Ohio GO TOB VRDO	3.440%	9/7/06 (2)	7,525	7,525
[1] Ohio GO TOB VRDO	3.450%	9/7/06 (4)	2,955	2,955
[1] Ohio GO TOB VRDO	3.450%	9/7/06	4,115	4,115
Ohio Higher Educ. Capital Fac. Rev	4.000%	2/1/07	4,000	4,004
[1] Ohio Higher Educ. Capital Fac. Rev. TOB VRDO	3.450%	9/7/06	5,200	5,200
Ohio Higher Educ. Fac. Comm. Rev. (Case Western
Reserve Univ.) CP	3.500%	11/7/06	15,000	15,000
Ohio Higher Educ. Fac. Comm. Rev. (Case Western
Reserve Univ.) VRDO	3.400%	9/1/06	3,250	3,250
Ohio Higher Educ. Fac. Comm. Rev. (Case Western
Reserve Univ.) VRDO	3.450%	9/7/06	5,000	5,000
Ohio Higher Educ. Fac. Comm. Rev. (College Mount
St. Joseph) VRDO	3.440%	9/7/06 LOC	19,700	19,700
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)
VRDO	3.480%	9/7/06	17,300	17,300
Ohio Higher Educ. Fac. Comm. Rev. (Mount Union
College) VRDO	3.430%	9/7/06 LOC	1,365	1,365
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin
College Project) VRDO	3.450%	9/7/06	5,000	5,000
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin
College Project) VRDO	3.450%	9/7/06	975	975
Ohio Higher Educ. Fac. Comm. Rev.
(Pooled Financing) VRDO	3.450%	9/7/06 LOC	11,090	11,090
[1] Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)
TOB VRDO	3.440%	9/7/06 (2)	5,840	5,840
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	5.375%	5/15/07 (1)(Prere.)	6,250	6,445
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	6.000%	5/15/07 (1)(Prere.)	2,000	2,071
Ohio Higher Educ. Fac. Comm. Rev.
(Xavier Univ.) VRDO	3.370%	9/7/06 LOC	1,800	1,800
[1] Ohio Higher Educ. GO TOB VRDO	3.460%	9/7/06	17,570	17,570
[1] Ohio Higher Educ. GO TOB VRDO	3.460%	9/7/06	10,705	10,705
[1] Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	3.500%	9/7/06	4,590	4,590
[1] Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	3.480%	9/7/06	7,620	7,620
[1] Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	3.480%	9/7/06	4,060	4,060
[1] Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	3.480%	9/7/06	2,285	2,285
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.450%	9/7/06	7,115	7,115
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.450%	9/7/06	6,400	6,400
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.450%	9/7/06	5,000	5,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.450%	9/7/06	10,000	10,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.470%	9/7/06	8,580	8,580
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.470%	9/7/06	2,000	2,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.480%	9/7/06	5,315	5,315
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.490%	9/7/06	9,430	9,430
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.490%	9/7/06	1,130	1,130
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.490%	9/7/06	8,000	8,000
[1] Ohio Housing Finance Agency Mortgage Rev. VRDO	3.480%	9/7/06	5,285	5,285
[1] Ohio Housing Finance Agency Rev. TOB VRDO	3.520%	9/7/06	4,000	4,000
[1] Ohio Infrastructure Improvement GO TOB VRDO	3.450%	9/7/06	7,265	7,265
Ohio PCR (Sohio Air British Petroleum Co.) VRDO	3.580%	9/1/06	5,000	5,000
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.)
VRDO	3.640%	9/1/06	9,025	9,025
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.)
VRDO	3.640%	9/1/06	3,140	3,140
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.)
VRDO	3.640%	9/1/06	5,125	5,125
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.)
VRDO	3.640%	9/1/06	3,000	3,000
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.)
VRDO	3.640%	9/1/06	8,005	8,005
[1] Ohio State (Putters) GO TOB VRDO	3.450%	9/7/06	2,575	2,575
[1] Ohio State Higher Ed 2006 Eclipse Trust TOB VRDO	3.440%	9/7/06 (3)	5,000	5,000
[1] Ohio State TOB VRDO	3.440%	9/7/06	10,400	10,400
[1] Ohio State Turnpike Comm Rev. TOB VRDO	3.460%	9/7/06 (3)	3,000	3,000
Ohio State Univ. General Receipts Athens VRDO	3.430%	9/7/06 (4)	5,025	5,025
Ohio State Univ. General Receipts Rev. CP	3.500%	11/7/06	8,500	8,500
[1] Ohio State Univ. General Receipts Rev. TOB VRDO	3.440%	9/7/06	5,360	5,360
Ohio State Univ. General Receipts Rev. VRDO	3.410%	9/7/06	700	700
Ohio State Univ. General Receipts Rev. VRDO	3.580%	9/7/06	3,100	3,100
Ohio State Univ. General Receipts Rev. VRDO	3.580%	9/7/06	2,100	2,100
[1] Ohio Turnpike Comm. Turnpike Rev. TOB VRDO	3.450%	9/7/06 (3)	16,500	16,500
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.570%	9/1/06 LOC	17,450	17,450
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.430%	9/7/06 LOC	1,250	1,250
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.480%	9/7/06 LOC	3,000	3,000
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.450%	9/7/06 LOC	18,000	18,000
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO	3.640%	9/1/06 LOC	10,100	10,100
[1] Ohio Water Dev. Auth. PCR TOB VRDO	3.520%	9/7/06	5,000	5,000
[1] Ohio Water Dev. Auth. Rev. (Drinking Water Fund)
TOB VRDO	3.450%	9/7/06	3,645	3,645
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	3.430%	9/7/06 (1)	12,275	12,275
Orrville Ohio Ind. Dev. (American Weather Seal Co.)
VRDO	3.500%	9/7/06 LOC	8,000	8,000
Parma OH Hosp. Improvement Rev. (Parma
Community General Hosp.) VRDO	3.400%	9/7/06 LOC	1,000	1,000
Port of Greater Cincinnati OH Dev. Auth. Rev.
(National Underground Railroad Freedom Center) VRDO	3.480%	9/7/06 LOC	7,000	7,000
Portage County OH BAN	4.000%	10/26/06	11,115	11,130
Powell OH BAN	4.000%	11/1/06	3,500	3,505
Rickenbacker OH Port Auth. Econ. Dev. Rev.
(YMCA of Central Ohio) VRDO	3.480%	9/7/06 LOC	7,145	7,145
Salem OH Hosp. Rev. VRDO	3.420%	9/7/06 LOC	1,970	1,970
Summit County OH Rev. (Western Reserve Academy)
VRDO	3.430%	9/7/06 LOC	5,600	5,600
Toledo OH City Services Special Assessment VRDO	3.410%	9/7/06 LOC	8,300	8,300
Toledo OH City Services Special Assessment VRDO	3.410%	9/7/06 LOC	4,000	4,000
Toledo OH City Services Special Assessment VRDO	3.410%	9/7/06 LOC	7,000	7,000
Univ. of Akron OH General Receipts Rev. VRDO	3.410%	9/7/06 (3)	3,620	3,620
Univ. of Cincinnati OH General Receipts BAN	4.500%	3/28/07	7,100	7,138
Univ. of Cincinnati OH General Receipts BAN	4.750%	7/6/07	2,275	2,292
Univ. of Cincinnati OH General Receipts VRDO	3.410%	9/7/06 (2)	29,670	29,670
Univ. of Toledo OH General Receipts VRDO	3.570%	9/1/06 (3)	7,230	7,230

Total Municipal Bonds (Cost $958,746)				958,746

Other Assets and Liabilities—Net (1.8%)				17,763

Net Assets (100%)				976,509

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of these securities was $277,160,000, representing 28.4% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Ohio Long-Term Tax-Exempt Fund Schedule of Investments August 31, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.9%)

Adams County OH School Dist. GO	5.550%	12/1/09 (1)	1,000	1,021
Akron OH GO	5.500%	12/1/18 (1)	1,315	1,421
Akron OH Income Tax Rev. (Community
Learning Center)	5.000%	12/1/27 (3)	6,300
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/14 (2)	2,625	2,784
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/15 (2)	2,865	3,037
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/16 (2)	1,015	1,075
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11 (3)(Prere.)	1,300	1,420
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11 (3)(Prere.)	1,300	1,420
Avon OH Local School Dist. GO	5.250%	12/1/29 (1)	2,400	2,567
Bowling Green State Univ. Ohio General Receipts Rev	5.750%	6/1/10 (3)(Prere.)	2,250	2,437
Bowling Green State Univ. Ohio General Receipts Rev	5.750%	6/1/10 (3)(Prere.)	1,190	1,289
Butler County OH GO	5.250%	12/1/16	1,570	1,707
Butler County OH GO	5.250%	12/1/17	1,655	1,793
Butler County OH Sewer System Rev	5.375%	12/1/09 (3)(Prere.)	1,230	1,308
Butler County OH Transp. Improvement Dist. Rev	6.000%	4/1/08 (4)(Prere.)	4,000	4,226
Butler County OH Transp. Improvement Dist. Rev	6.000%	4/1/08 (4)(Prere.)	2,320	2,451
Butler County OH Waterworks Rev	5.250%	12/1/21 (2)	4,000	4,391
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	805	876
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	950	1,034
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	1,080	1,175
Canal Winchester OH Local School Dist. GO	5.000%	12/1/28 (1)	3,030	3,194
Chillicothe OH City School Dist	5.250%	12/1/25 (3)	1,745	1,896
Cincinnati OH City School Dist. GO	5.000%	12/1/26 (4)	5,525	5,798
Cincinnati OH City School Dist. Improvement GO	5.375%	12/1/11 (1)(Prere.)	3,350	3,626
Cincinnati OH Water System Rev	5.500%	12/1/13	1,380	1,485
[1] Cincinnati OH Water System Rev. TOB VRDO	3.450%	9/7/06	630	630
Cleveland OH Airport System Rev	5.250%	1/1/12 (4)	4,985	5,215
Cleveland OH GO	5.375%	9/1/10 (2)	1,000	1,066
Cleveland OH GO	5.500%	12/1/10 (3)(Prere.)	1,135	1,228
Cleveland OH GO	5.500%	12/1/11 (3)	1,340	1,448
Cleveland OH GO	5.375%	9/1/12 (2)	1,000	1,091
Cleveland OH GO	5.500%	12/1/12 (3)	1,415	1,528
Cleveland OH GO	5.250%	8/1/13 (3)(Prere.)	2,400	2,622
Cleveland OH GO	5.500%	10/1/20 (2)	7,350	8,518
Cleveland OH GO	5.500%	10/1/21 (2)	3,675	4,272
Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,513
Cleveland OH School Dist. GO	0.000%	12/1/08 (3)(ETM)	400	369
Cleveland OH State Univ. Rev	5.250%	6/1/19 (3)	2,825	3,058
[2] Cleveland OH Water Works Rev	5.500%	1/1/21 (1)	9,635	11,040
Cleveland OH Water Works Rev. VRDO	3.400%	9/7/06 (4)	5,635	5,635
Columbus OH City School Dist. School Fac
Construction & Improvement GO	5.250%	12/1/24 (4)	2,390	2,596
Columbus OH City School Dist. School Fac.
Construction & Improvement GO	5.250%	12/1/28 (4)	2,070	2,228
Columbus OH Regional Airport Auth. Airport Refunding
Rev	5.500%	1/1/17 (3)	1,385	1,503
Columbus OH Regional Airport Auth. Airport Refunding
Rev	5.500%	1/1/18 (3)	1,455	1,572
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,165
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,165
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,165
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	1,710	1,851
Dayton OH City School Dist. (School Fac.)	5.000%	12/1/29 (3)	8,000	8,339
Defiance OH Waterworks System GO	5.650%	12/1/18 (2)	1,130	1,198
Erie County OH Hosp. Fac. Rev. (Firelands Regional
Medical Center)	5.500%	8/15/22	1,750	1,851
Fairborn OH City School Dist. School Improvement GO	5.500%	12/1/16 (3)	1,840	1,995
Fairborn OH City School Dist. School Improvement GO	5.375%	12/1/20 (3)	1,200	1,288
Fairfield County OH Hosp. Rev. (Lancaster-
Fairfield Hosp.)	5.375%	6/15/15 (1)	3,000	3,256
Franklin County OH Convention Center Rev	0.000%	12/1/07 (1)	4,355	4,164
Franklin County OH Hosp. Rev. (OhioHealth Corp.)
VRDO	3.390%	9/7/06 (2)	1,800	1,800
Franklin County OH Hosp. Rev. (Trinity Health
Credit Group)	5.000%	6/1/19	4,035	4,271
Franklin County OH Hosp. Rev. (Trinity Health
Credit Group)	5.000%	6/1/21	4,465	4,694
Franklin County OH Hosp. Rev. (U.S. Health Corp.)
VRDO	3.400%	9/7/06 LOC	900	900
Gallia County OH Hosp. Rev. (Holzer Medical Center)	5.125%	10/1/13 (2)	2,000	2,067
Gallia County OH Local School Dist	5.000%	12/1/26 (4)	2,075	2,207
Gallia County OH Local School Dist	5.000%	12/1/27 (4)	2,180	2,311
Gallipolis Ohio City School Dist. (School Fac.)	5.000%	12/1/30 (1)	4,040	4,266
Garfield Heights OH City School Dist. School
Improvement GO	5.500%	12/15/18 (1)	1,640	1,772
Greater Cleveland OH Regional Transp. Auth. GO	5.650%	12/1/06 (3)(Prere.)	1,000	1,015
Greater Cleveland OH Regional Transp. Auth. GO	5.375%	12/1/08 (3)(Prere.)	1,665	1,745
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/20 (3)	1,185	1,281
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/21 (3)	1,245	1,344
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/23 (3)	1,380	1,485
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/24 (3)	1,455	1,562
Hamilton County OH Econ. Dev. Rev. (King Highland
Community Urban)	5.250%	6/1/28 (1)	7,290	7,909
Hamilton County OH Hosp. Fac. Rev. (Cincinnati
Children's Hosp.)	5.200%	5/15/09 (1)	2,000	2,047
Hamilton County OH Hosp. Fac. Rev. (Cincinnati
Children's Hosp.)	5.500%	5/15/19 (3)	2,865	3,145
Hamilton County OH Hosp. Fac. Rev. (Cincinnati
Children's Hosp.)	5.500%	5/15/20 (3)	3,020	3,307
Hamilton County OH Sales Tax Rev	0.000%	12/1/28 (2)	9,915	3,597
Hamilton County OH Sales Tax Rev. (Hamilton County
Football)	5.500%	6/1/08 (1)(Prere.)	575	599
Hamilton County OH Sewer System Rev	5.450%	12/1/09 (3)	3,250	3,436
Hamilton County OH Sewer System Rev	5.625%	6/1/10 (1)(Prere.)	965	1,041
Hamilton County OH Sewer System Rev	5.625%	6/1/10 (1)(Prere.)	755	815
Hamilton County OH Sewer System Rev	5.250%	12/1/11 (1)(Prere.)	1,355	1,459
Hamilton County OH Sewer System Rev	5.250%	12/1/11 (1)(Prere.)	1,000	1,076
Highland OH Local School Dist. School Improvement
GO	5.750%	12/1/11 (4)(Prere.)	1,510	1,661
Hilliard OH School Dist. GO	0.000%	12/1/12 (3)	3,220	2,533
Hilliard OH School Dist. GO	0.000%	12/1/13 (3)	3,220	2,425
Hilliard OH School Dist. GO	0.000%	12/1/14 (3)	2,720	1,961
Hilliard OH School Dist. GO	0.000%	12/1/15 (3)	3,720	2,568
Hilliard OH School Dist. GO	5.250%	12/1/16 (3)	2,000	2,158
Hilliard OH School Dist. GO	5.000%	12/1/27 (1)	2,895	3,062
Indian Hill OH Exempt Village School Dist. Hamilton
County GO	5.500%	12/1/11 (Prere.)	1,295	1,411
Jackson OH Local School Dist. Stark & Summit
Counties Construction & Improvement	5.250%	12/1/26 (3)	4,350	4,706
Kent State Univ. Ohio VRDO	3.410%	9/7/06 (1)	400	400
Lake County OH Hosp. Fac. Rev. (Lake Hosp.
System Inc.)	5.375%	8/15/15 (2)	2,900	3,002
Lake Ohio Local School Dist. Stark County OH GO	5.750%	12/1/10 (3)(Prere.)	1,000	1,083
Little Miami Ohio Local School Dist	5.250%	12/1/27 (4)	3,235	3,527
Logan Hocking OH Local School Dist. GO	5.500%	12/1/11 (1)(Prere.)	1,675	1,823
Lorain County OH GO	5.500%	12/1/22 (3)	1,500	1,630
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	6.000%	9/1/08 (1)	1,250	1,301
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.400%	10/1/21	4,000	4,243
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/14 (1)(ETM)	5,360	5,488
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/14 (1)	640	655
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/15 (2)	2,500	2,658
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/17 (2)	2,075	2,206
Mad River OH Local School Dist. GO	5.750%	12/1/12 (3)(Prere.)	1,195	1,333
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	2,095	2,308
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	2,035	2,242
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	2,140	2,357
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	3,000	3,305
Mason OH City School Dist. GO	5.250%	12/1/20 (3)	1,500	1,700
Mason OH City School Dist. GO	5.250%	12/1/21 (3)	1,500	1,703
Miami Univ. of OH General Receipts Refunding	5.250%	12/1/20 (2)	2,000	2,169
Milford OH Exempt Village School Dist.
School Improvement GO	6.000%	12/1/11 (4)(Prere.)	1,425	1,585
Milford OH Exempt Village School Dist.
School Improvement GO	6.000%	12/1/11 (4)(Prere.)	1,600	1,779
Montgomery County OH Rev. (Catholic
Health Initiative)	5.500%	9/1/15	3,270	3,504
Montgomery County OH Rev. (Catholic
Health Initiative)	5.000%	5/1/30	7,630	7,895
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/11 (2)	1,200	984
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/12 (2)	1,700	1,337
North Olmsted OH GO (Library Improvement)	5.500%	12/1/10 (3)(Prere.)	1,355	1,455
Oak Hills OH Local School Dist. GO	7.200%	12/1/09 (1)	1,625	1,799
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/10 (Prere.)	2,000	2,161
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/14	1,585	1,702
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/15	1,500	1,611
Ohio Building Auth. Rev. (State Fac. Highway
Safety Building Fund)	5.500%	10/1/17 (4)	1,305	1,406
Ohio Building Auth. Rev. (State Fac. Highway
Safety Building Fund)	5.500%	10/1/18 (4)	1,380	1,486
Ohio Common Schools GO VRDO	3.380%	9/7/06	1,000	1,000
Ohio Common Schools GO VRDO	3.430%	9/7/06	4,100	4,100
Ohio Higher Educ. Fac. Comm. Rev. (Case Western
Reserve Univ.)	5.500%	10/1/19	5,000	5,435
Ohio Higher Educ. Fac. Comm. Rev. (Case Western
Reserve Univ.)	5.000%	12/1/27 (2)	6,000	6,278
Ohio Higher Educ. Fac. Comm. Rev. (Case Western
Reserve Univ.) VRDO	3.400%	9/1/06	10,425	10,425
Ohio Higher Educ. Fac. Comm. Rev. (Case Western
Reserve Univ.) VRDO	3.450%	9/7/06	4,810	4,810
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.500%	11/1/14	1,000	1,090
Ohio Higher Educ. Fac. Comm. Rev.
(John Carroll Univ.)	5.750%	4/1/07 (1)(Prere.)	4,000	4,129
Ohio Higher Educ. Fac. Comm. Rev.
(John Carroll Univ.)	5.850%	4/1/09 (1)(Prere.)	2,875	3,086
Ohio Higher Educ. Fac. Comm. Rev.
(John Carroll Univ.)	5.000%	4/1/32	3,415	3,572
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/41	5,000	5,151
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.)	5.000%	5/1/26	5,275	5,516
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin
College Project) VRDO	3.450%	9/7/06	2,220	2,220
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College)	5.000%	10/1/33	5,000	5,187
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	0.000%	12/1/06 (3)	1,000	991
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	5.375%	12/1/16 (2)	1,795	1,936
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	5.300%	5/15/07 (1)(Prere.)	2,200	2,270
Ohio Housing Finance Agency Mortgage Rev	5.450%	9/1/31	1,315	1,333
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/32	2,545	2,621
Ohio PCR (Sohio Air British Petroleum Co.) VRDO	3.580%	9/1/06	2,000	2,000
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.850%	11/1/07	2,500	2,518
Ohio State Univ. General Receipts Rev	5.250%	6/1/23	3,000	3,223
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/18	3,150	3,370
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/19	2,235	2,391
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/20	1,570	1,680
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/24 (3)	5,000	5,853
Ohio Water Dev. Auth. PCR	5.125%	12/1/07 (1)(Prere.)	1,900	1,955
Ohio Water Dev. Auth. PCR	5.500%	6/1/21	6,435	7,471
Ohio Water Dev. Auth. PCR	5.500%	6/1/22	6,350	7,398
Ohio Water Dev. Auth. PCR	5.500%	6/1/23	2,155	2,518
Ohio Water Dev. Auth. Rev. (Fresh
Water Improvement)	5.375%	6/1/12 (Prere.)	2,100	2,286
Ohio Water Dev. Auth. Rev. (Fresh
Water Improvement)	5.375%	6/1/12 (Prere.)	2,170	2,362
Ohio Water Dev. Auth. Rev. (Fresh
Water Improvement)	5.375%	6/1/12 (Prere.)	2,735	2,978
Ohio Water Dev. Auth. Rev. (Fresh
Water Improvement)	5.500%	6/1/21 (4)	1,215	1,411
Ohio Water Dev. Auth. Rev. (Fresh
Water Improvement)	5.500%	6/1/22	5,370	6,249
Ohio Water Dev. Auth. Rev. (Fresh
Water Improvement)	5.500%	12/1/22	4,690	5,475
Ohio Water Dev. Auth. Rev. (Fresh
Water Improvement)	5.500%	6/1/23	1,225	1,430
Ohio Water Dev. Auth. Rev. (Fresh
Water Improvement)	5.500%	12/1/23	1,115	1,305
Ohio Water Dev. Auth. Rev. (Pure Water)	7.000%	12/1/09 (2)(ETM)	1,050	1,102
Ohio Water Dev. Auth. Rev. (Pure Water)	5.500%	12/1/11 (2)	5	5
Olentangy OH Local School Dist. GO	5.500%	6/1/12 (4)(Prere.)	1,200	1,314
Olentangy OH Local School Dist. GO	5.500%	12/1/16 (4)	30	33
Olentangy OH Local School Dist. GO	5.000%	12/1/30 (4)	5,000	5,280
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.500%	12/1/19 (3)	1,300	1,434
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.500%	12/1/20 (3)	2,750	3,032
Olentangy OH Local School Dist. School Fac.	5.250%	12/1/21 (3)	1,400	1,515
Construction & Improvement	5.250%	12/1/21 (3)	1,400	1,515
Parma OH Hosp. Improvement Rev. (Parma
Community General Hosp.)	5.250%	11/1/08 (Prere.)	2,000	2,086
Parma OH Hosp. Improvement Rev. (Parma
Community General Hosp.) VRDO	3.400%	9/7/06 LOC	3,500	3,500
Plain OH Local School Dist. GO	5.500%	12/1/17 (3)	1,175	1,276
Reynoldsburg OH School Dist. GO	0.000%	12/1/09 (3)	1,465	1,299
Reynoldsburg OH School Dist. GO	0.000%	12/1/10 (3)	1,465	1,250
Richland County OH GO	6.950%	12/1/11 (2)	450	460
Richland County OH GO	5.400%	12/1/15 (2)	1,120	1,143
Rocky River OH City School Dist. GO	5.375%	12/1/17	2,200	2,457
Ross County OH Hosp. Fac. Rev. (Adena
Health System) VRDO	3.560%	9/1/06 (11)	3,600	3,600
Salem OH Hosp. Rev. VRDO	3.420%	9/7/06 LOC	1,430	1,430
Sugarcreek OH Local School Dist. GO	5.250%	12/1/19 (1)	1,215	1,318
Summit County OH GO	6.250%	12/1/10 (3)(Prere.)	1,420	1,576
Summit County OH GO	6.500%	12/1/10 (3)(Prere.)	2,000	2,240
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,800	2,018
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,910	2,141
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	2,020	2,264
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,420	1,592
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,595	1,788
Summit County OH GO	5.500%	12/1/20 (3)	1,725	2,002
Summit County OH Sanitary Sewer
System Improvement GO	5.500%	12/1/11 (3)(Prere.)	1,015	1,111
Teays Valley OH Local School Dist. GO	5.000%	12/1/27 (1)	3,040	3,215
Tri Valley OH Local School Dist. GO	5.500%	12/1/16 (3)	1,255	1,413
Tri Valley OH Local School Dist. GO	5.500%	12/1/19 (3)	1,785	2,050
Univ. of Akron OH General Receipts Rev	5.500%	1/1/10 (3)(Prere.)	2,545	2,718
Univ. of Cincinnati OH COP	5.500%	6/1/14 (1)	1,000	1,069
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	1,285	1,414
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	1,500	1,650
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	2,500	2,750
Univ. of Cincinnati OH General Receipts	5.375%	6/1/17	2,000	2,141
Univ. of Cincinnati OH General Receipts	5.375%	6/1/18	2,595	2,775
Univ. of Cincinnati OH General Receipts	5.375%	6/1/20	2,880	3,069
Univ. of Toledo OH General Receipts	5.250%	6/1/16 (3)	1,080	1,150
Univ. of Toledo OH General Receipts VRDO	3.570%	9/1/06 (3)	3,255	3,255
Westerville OH City School Dist. GO	5.500%	6/1/11 (1)(Prere.)	2,000	2,162
Westerville OH City School Dist. GO	5.500%	6/1/11 (1)(Prere.)	1,225	1,324
Woodridge OH School Dist. GO	6.800%	12/1/14 (2)	2,000	2,306
Wooster OH School Dist. GO	0.000%	12/1/09 (4)	2,195	1,947
Wooster OH School Dist. GO	0.000%	12/1/10 (4)	2,265	1,933
Wooster OH School Dist. GO	0.000%	12/1/11 (4)	2,315	1,899
Outside Ohio
Puerto Rico GO	5.500%	7/1/20 (1)	1,600	1,844
Puerto Rico GO	5.500%	7/1/29	1,500	1,694
Puerto Rico GO	5.000%	7/1/34	2,000	2,041
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/14 (Prere.)	3,400	3,793
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev	5.500%	7/1/28 (3)	7,625	8,972
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	3,000	3,228
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (4)	2,500	2,690
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/21 (1)	2,000	2,306
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,005	3,274
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	305	380
Puerto Rico Public Finance Corp.	5.500%	8/1/29	995	1,055
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/17	2,000	2,126

Total Municipal Bonds (Cost $548,604)				566,997

Other Assets and Liabilities—Net (1.1%)				6,236

Net Assets (100%)				573,233

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the value of this security represented 0.1% of net assets.
2 Securities with a value of $745,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2006, the cost of investment securities for tax purposes was $549,985,000. Net unrealized appreciation of investment securities for tax purposes was $17,012,000, consisting of unrealized gains of $17,318,000 on securities that had risen in value since their purchase and $306,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(125)	13,883	(76)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.